Statements of Cash Flows (Statement of Cash Flows) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019
Statements of Cash Flows.
Balance carry forward	$ 1,259,321	$ 37,500
Increase in cash and cash equivalents	1,259,321	37,500
Cash and cash equivalents - beginning of year	37,500
Cash and cash equivalents - end of year	1,296,821	37,500
Cash			$ 1,296,756
Cash held in trust			65	$ 37,500
Total cash and cash equivalents	$ 1,296,821	$ 37,500	$ 1,296,821	$ 37,500